Investments in associates and joint venture - Joint venture under IFRS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investments in associates [Line Items]
Current assets	$ 620,380	$ 739,545
Non-current assets	3,882,847	3,822,266
Current liabilities	379,597	844,937
Non-current liabilities	960,689	1,178,343
Equity	3,162,941	2,538,531	$ 2,799,857	$ 2,968,200
Profit (loss) from continuing operations	124,388	124,800	(83,529)
Group interests	176,270	240,450	62,702
Joint ventures [member]
Disclosure of Investments in associates [Line Items]
Current assets	14,760	19,898
Non-current assets	77,435	87,634
Current liabilities	17,608	14,403
Non-current liabilities	53,768	72,444
Equity	20,819	20,685
Adjustments to conform to the accounting policies of the Group	10,256	10,528
Equity, adjusted	31,075	31,213
Group's share in results	2,486	2,497
Revenue	27,538	22,937	18,560
Profit (loss) from continuing operations	322	191	(2,554)
Adjustments to conform to the accounting policies	(459)	259	(596)
Net loss, adjusted	(137)	450	(3,150)
Group interests	$ (11)	$ 36	$ (252)